Balance Sheet Components	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
BALANCE SHEET COMPONENTS
The following table presents material balance sheet component balances (in thousands):

	June 30, 2017	December 31, 2016
Prepaid expenses and other current assets
Prepaid expenses	$11,680	$7,983
Deposits	2,474	1,046
Other	619	1,129
Total prepaid expenses and other current assets	$14,773	$10,158
Subscriber acquisition costs
Subscriber acquisition costs	$1,588,310	$1,373,080
Accumulated amortization	(418,023)	(320,646)
Subscriber acquisition costs, net	$1,170,287	$1,052,434
Accrued payroll and commissions
Accrued commissions	$35,127	$22,187
Accrued payroll	19,074	24,101
Total accrued payroll and commissions	$54,201	$46,288
Accrued expenses and other current liabilities
Accrued interest payable	$17,259	$16,944
Accrued taxes	10,305	3,376
Current portion of derivative liability	6,785	—
Spectrum license obligation	3,712	—
Accrued payroll taxes and withholdings	3,547	4,793
Loss contingencies	2,231	2,571
Blackstone monitoring fee, a related party	1,125	1,389
Other	3,475	5,192
Total accrued expenses and other current liabilities	$48,439	$34,265
Deferred revenue
Subscriber deferred revenues	$37,277	$34,682
Deferred product revenues	18,819	—
Deferred activation fees	10,609	11,040
Total deferred revenue	$66,705	$45,722
Deferred revenue, net of current portion
Deferred product revenues	$98,800	$975
Deferred activation fees	55,444	57,759
Total deferred revenue, net of current portion	$154,244	$58,734